Share-Based Compensation - Options (Details) - Employees Share Options - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leju Plan
Number of Options
Outstanding at beginning of the year (in shares)		7,746,383
Granted (in shares)		2,135,000
Exercised (in shares)		0	(66,424)	(196,185)
Forfeited (in shares)		(1,062,506)
Outstanding at end of the year (in shares)		8,818,877	7,746,383
Vested and expected to vest at end of the year (in shares)		8,545,759
Exercisable at end of the year (in shares)		6,332,380
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)		$ 5.11
Granted (in dollars per share)		3.24
Forfeited (in dollars per share)		4.84
Outstanding at end of the year (in dollars per share)		4.69	$ 5.11
Vested and expected to vest at end of the year (in dollars per share)		4.72
Exercisable at end of the year (in dollars per share)		$ 4.99
Weighted Average Remaining Contractual Term
Outstanding at end of the year		7 years 26 days	7 years 6 months
Vested and expected to vest at end of the year		7 years 4 days
Exercisable at end of the year		6 years 4 months 6 days
Aggregate Intrinsic Value of Options
Exercised		$ 0	$ 43,253	$ 949,907
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)		$ 1.75		$ 3.44
Compensation expense		$ 2,674,454	5,576,034	$ 4,025,809
Deemed distribution		78,245	$ 883,286	$ 1,070,383
Total unrecognized compensation expense		$ 4,564,890
Weighted-average period over which cost is expected to be recognized		1 year 7 months 10 days
Omnigold Plan
Number of Options
Outstanding at beginning of the year (in shares)		2,205,000
Exercised (in shares)		0	0	0
Forfeited (in shares)		(150,000)
Outstanding at end of the year (in shares)		2,055,000	2,205,000
Vested and expected to vest at end of the year (in shares)		2,014,808
Exercisable at end of the year (in shares)		1,480,833
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)		$ 1.50
Forfeited (in dollars per share)		1.50
Outstanding at end of the year (in dollars per share)		1.50	$ 1.50
Vested and expected to vest at end of the year (in dollars per share)		1.50
Exercisable at end of the year (in dollars per share)		$ 1.50
Weighted Average Remaining Contractual Term
Outstanding at end of the year		7 years 7 months 10 days	8 years 7 months 10 days
Vested and expected to vest at end of the year		7 years 7 months 10 days
Exercisable at end of the year		7 years 7 months 10 days
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 0.30
Compensation expense		$ 183,687	$ 226,951	$ 80,577
Total unrecognized compensation expense		$ 128,243
Weighted-average period over which cost is expected to be recognized		7 months 10 days